NB Crossroads Private Markets Fund V (TI) Advisory LP (the “TI Advisory Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”). The percentage of the Master Fund’s partners’ capital owned by the TI Advisory Fund at December 31, 2019, was 4.23%. The TI Advisory Fund has included the Master Fund’s schedule of investments as of December 31, 2019, below. The Master Fund’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on February 28, 2020.

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

December 31, 2019 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (22.83%)
Advent International GPE IX Limited Partnership	Primary	10/2019	North America	$1,380,000	$1,306,319
EQT VIII Co-Investment (H) SCSp	Co-Investment	09/2019	North America	1,200,463	1,200,000
Green Equity Investors, VIII, L.P.	Primary	-	North America	-	-
H&F Unite Partners, L.P.	Co-Investment	05/2019	North America	1,300,841	1,304,328
Hellman & Friedman Capital Partners IX, L.P.	Primary	-	North America	41,416	-
KKR Ascend Co-Invest L.P.	Co-Investment	05/2019	North America	2,600,000	2,600,000
KKR Banff Co-Investment L.P.	Co-Investment	10/2018	North America	2,250,000	2,475,000
KKR European Fund V (USD) SCSp	Primary	-	Europe	130,278	-
KKR Parrot Co-Invest, L.P.	Co-Investment	12/2019	Australia	3,300,000	3,300,000
KKR Precise Co-Invest L.P.	Co-Investment	05/2019	Europe	4,500,000	5,321,635
KKR Starlight Co-Invest II L.P.	Co-Investment	12/2018	North America	2,250,000	2,107,641
NB Bluebird S.à.r.l. (F)	Co-Investment	11/2019	Europe	3,435,491	3,435,491
NB HUB Aggregator LP	Co-Investment	11/2018	North America	1,518,368	1,474,196
PAI Strategic Partnerships SCSp	Secondary	12/2019	Europe	3,903,508	3,903,508
TPG Healthcare Partners, L.P.	Primary	12/2019	North America	22,701	7,090
TPG Partners VIII, L.P.	Primary	12/2019	North America	28,047	-
Vertex Aggregator LP	Co-Investment	08/2018	North America	1,200,307	1,559,897
				29,061,420	29,995,105
Small and Mid-cap Buyout (56.50%)
Ada Holdco LP (F)	Co-Investment	10/2019-11/2019	North America	3,370,000	3,370,000
Advent Global Technology Limited Partnership	Primary	-	North America	75,999	-
AEA Investors Fund VII, L.P.	Primary	10/2019	North America	1,108,126	1,056,751
Aquiline Financial Services Fund IV L.P.	Primary	12/2019	North America	1,727,894	1,691,608
Aquiline Relation Co-Invest L.P.	Co-Investment	07/2019-10/2019	North America	1,701,611	1,683,321
ARL Holdings, LLC (F)	Co-Investment	04/2019-11/2019	North America	1,572,236	1,572,236
Arsenal Capital Partners Fund V LP	Primary	07/2019	North America	3,226,291	3,075,133
Arsenal IO Co-Invest 1 LP	Co-Investment	07/2019	North America	2,100,000	2,099,766
Athyrium ICH Holdings LP	Co-Investment	10/2019	North America	889,345	886,667
BRI Investments LLC (F)	Co-Investment	08/2019	North America	2,800,000	2,800,000
BU Adhesives Co-Investment III SCSP	Co-Investment	01/2019	Europe	1,289,998	1,274,169
Buzzard Midstream Infrastructure Co-Invest Pooling, L.P	Co-Investment	03/2019-12/2019	North America	3,675,618	3,686,369
Carlyle Prime Coinvestment, L.P.	Co-Investment	10/2019	North America	1,230,773	1,200,000
CB Nike TopCo, LP (F)	Co-Investment	10/2019	Middle East	579,710	579,710
Charlesbank Technology Opportunities Fund, Limited Partnership	Primary	-	North America	-	-
Elm Bidco, L.P.	Co-Investment	02/2019	North America	2,300,000	2,300,000
Greenbriar Coinvestment BDP, L.P.	Co-Investment	12/2018	North America	1,324,938	1,652,020
Holley Parent Holdings, LLC (F)	Co-Investment	10/2018	North America	1,900,000	1,862,000
Marmor Co-Investment, L.P.	Secondary	09/2019	Europe	5,788,180	6,325,387
NB Mafalda S.a.r.l	Co-Investment	07/2019	Europe	4,535,505	4,507,639
Oak Hill Capital Partners V, L.P.	Primary	-	North America	206,157	-
Oakley Capital IV-B SCSP	Primary	05/2019-12/2019	Europe	836,848	656,466
Plaskolite PPC Investor LLC	Co-Investment	12/2018	North America	1,400,000	1,301,438
Quadria Capital Fund II, L.P.	Primary	06/2019-11/2019	Asia	1,059,949	858,557
RCP Artemis Co-Invest, L.P.	Co-Investment	07/2019	North America	3,100,000	3,100,000
Rey de la Carne, L.P.	Co-Investment	11/2019	North America	4,500,000	4,500,000
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-09/2019	North America	1,719,932	2,532,058
SS Acquisitions, Inc. (F)	Co-Investment	09/2019	North America	1,001,064	1,000,000
Summit Partners Growth Equity Fund X-A, L.P.	Primary	-	North America	-	-
The Veritas Capital Fund VII, L.P.	Primary	-	North America	-	-
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-Investment	01/2019	North America	3,346,232	5,213,117
THL Equity Fund VIII Investors (Automate), L.P.	Co-Investment	07/2019	Europe	3,892,144	3,938,623
Thomas H. Lee Equity Fund VI (2019), L.P.	Secondary	06/2019-07/2019	North America	4,043,682	5,149,933
Wind Point Partners CV1, L.P.	Secondary	09/2018-12/2019	North America	2,811,402	4,369,849
				69,113,634	74,242,817

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

December 31, 2019 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (11.64%)
American Industrial Partners Capital Fund VII, L.P.	Primary	10/2019	North America	179,715	138,113
Amulet Capital OHPE Co-Invest, L.P.	Co-Investment	03/2019-10/2019	North America	4,493,577	4,384,761
Centerbridge Special Credit Partners, L.P.	Secondary	02/2019-08/2019	North America	937,003	1,058,042
Cerberus AIR Partners, L.P.	Co-Investment	02/2019	Europe	2,992,424	2,931,702
Dragon Co-Investment Partners, L.P.	Co-Investment	09/2019	North America	1,076,923	1,076,923
East Private Investments, LLC (F)	Co-Investment	07/2019	North America	2,800,000	2,800,000
Verscend Intermediate Holding Corp. (F)	Co-Investment	08/2018	North America	2,581,730	2,902,725
				15,061,372	15,292,266
Venture Capital (9.64%)
3L Capital Fund I, LP	Primary	04/2019-10/2019	North America	4,733,569	5,905,480
GGV Capital VII L.P.	Primary	01/2019-12/2019	North America	1,332,800	1,266,848
GGV Capital VII Plus L.P.	Primary	05/2019-12/2019	North America	318,500	319,048
GGV Discovery Fund II, L.P.	Primary	01/2019-11/2019	North America	624,000	618,121
Level Equity Growth Partners IV, L.P.	Primary	11/2018-12/2019	North America	2,268,206	2,047,410
Lightspeed China Partners IV, L.P.	Primary	10/2019	Asia	100,000	78,452
Lightspeed China Partners Select I, L.P.	Primary	04/2019-12/2019	Asia	675,000	726,573
TA XIII-A, L.P.	Primary	12/2019	North America	1,800,000	1,705,069
				11,852,075	12,667,001

Total Investments (cost $125,088,501) (100.61%)					132,197,189
Other Assets & Liabilities (Net) (-0.61%)					(793,863)
Partners' Capital - Net Assets (100.00%)					$131,403,326

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at December 31, 2019 aggregated $125,088,501. Total fair value of illiquid and restricted securities at December 31, 2019 was $132,197,189 or 100.61% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

Valuation of Investments

The Master Fund computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (the “Registered Investment Adviser”) and NB Alternatives Advisers LLC (the “Sub-Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Directors of the registrant (the “Board”).

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the portfolio funds (the “Portfolio Funds”) and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Master Fund.  The value of the Master Fund’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Master Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10 “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within valuation hierarchy as of December 31, 2019:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$3,435,491	$26,559,614	$29,995,105
Small and Mid-cap Buyout	-	-	11,183,946	63,058,871	74,242,817
Special Situations	-	-	5,702,725	9,589,541	15,292,266
Venture	-	-	-	12,667,001	12,667,001
Total	$-	$-	$20,322,162	$111,875,027	$132,197,189

Significant Unobservable Inputs

As of December 31, 2019, the Master Fund had investments valued at $132,197,189. The fair value of investments valued at $111,875,027 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2019:

			Unobservable Inputs
Investments	Fair Value 12/31/2019	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$3,435,491	Recent Transactional Value	N/A	N/A	N/A

Small and Mid-cap Buyout	1,862,000	Third Party Valuation	LTM EBITDA	8.7x	N/A

Small and Mid-cap Buyout	9,321,946	Recent Transactional Value	N/A	N/A	N/A

Special Situations	2,902,725	Market Approach	LTM EBITDA	15.7x	N/A

Special Situations	2,800,000	Recent Transactional Value	N/A	N/A	N/A

Total	$20,322,162

1 Inputs weighted based on fair value of investments in range.

During the period ended December 31, 2019 purchases and sales from Level 3 investments were as follows:

Purchases	Sales
$15,558,502	$-

During the period ended December 31, 2019 unrealized appreciation and realized gains from Level 3 investments were $214,431 and $0, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended December 31, 2019.

The estimated remaining life of the Master Fund’s Portfolio Funds as of December 31, 2019 is one to ten years, with the possibility of extensions by each of the Portfolio Funds.